PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173
713.626.1919 www.invesco.com

May 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)

CIK No. 0000880859

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares of the Invesco Oppenheimer Global Focus Fund, Invesco Oppenheimer Global Fund, Invesco Oppenheimer Global Multi-Asset Growth Fund, Invesco Oppenheimer Global Opportunities Fund, Invesco Oppenheimer International Equity Fund, Invesco Oppenheimer International Growth Fund and Invesco Oppenheimer International Small-Mid Company Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 84 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 84 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on May 23, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel

cc:	Jaea Hahn